Schedule of Investments – IQ Clean Oceans ETF

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 97.3%
Austria - 2.0%
ANDRITZ AG	228	$13,569
Mondi PLC	2,231	41,831
Verbund AG	551	46,706

Total Austria		102,106

China - 3.3%
NXP Semiconductors NV	868	159,981
SITC International Holdings Co., Ltd.	6,495	14,153

Total China		174,134

Denmark - 6.9%
AP Moller - Maersk A/S, Class B	46	99,490
Chr Hansen Holding A/S	476	34,996
Dfds A/S	351	13,149
Orsted A/S	873	77,107
Vestas Wind Systems A/S	4,657	135,145

Total Denmark		359,887

Faroe Islands - 0.3%
Bakkafrost P/F	230	14,219

Finland - 0.3%
Wartsila OYJ Abp	1,442	13,656

France - 7.9%
Dassault Systemes SE	3,082	114,006
Legrand SA	1,168	103,662
L'Oreal SA	411	168,749
Neoen SA	315	11,744
Societe BIC SA	190	13,763

Total France		411,924

Germany - 7.1%
adidas AG	698	111,723
Encavis AG	609	11,710
Hapag-Lloyd AG(a)	62	13,507
Nordex SE*	996	15,025
Siemens AG	1,090	169,164
Zalando SE*	1,095	50,649

Total Germany		371,778

Ireland - 1.8%
Kingspan Group PLC	706	45,085
Smurfit Kappa Group PLC	1,198	50,027

Total Ireland		95,112

Japan - 3.8%
Azbil Corp.	399	11,168
Kao Corp.	1,515	61,231
Kurita Water Industries Ltd.	271	12,170
Nippon Yusen K.K.	1,654	39,110
Nitto Denko Corp.	451	28,993
TOTO Ltd.	365	14,090
Yaskawa Electric Corp.	741	28,661

Total Japan		195,423

Netherlands - 2.0%
Koninklijke DSM NV	800	102,262

Portugal - 1.2%
EDP - Energias de Portugal SA	12,131	60,051

Singapore - 2.7%
STMicroelectronics NV	3,045	142,565

South Korea - 0.8%
LG Electronics, Inc.	525	42,663

Spain - 3.8%
EDP Renovaveis SA	1,111	24,066
Iberdrola SA	13,528	157,866
Solaria Energia y Medio Ambiente SA*	695	14,179

Total Spain		196,111

Sweden - 0.2%
Thule Group AB	525	12,491

Switzerland - 2.9%
Givaudan SA	36	115,827
SIG Group AG*	1,522	37,472

Total Switzerland		153,299

Taiwan - 0.2%
Yang Ming Marine Transport Corp.	5,922	12,327

United Kingdom - 7.5%
Burberry Group PLC	1,777	53,839
DS Smith PLC	3,337	14,522
Kingfisher PLC	8,955	30,758
Pennon Group PLC	1,046	11,815
Severn Trent PLC	1,163	40,319
Spirax-Sarco Engineering PLC	338	47,978
Unilever PLC	3,012	152,347
United Utilities Group PLC	3,161	41,172

Total United Kingdom		392,750

United States - 42.6%
Acuity Brands, Inc.	148	27,901
American Water Works Co., Inc.	840	131,452
Analog Devices, Inc.	897	153,809
Avangrid, Inc.	292	12,314
Badger Meter, Inc.	107	12,401
Ball Corp.	1,447	84,273
Brookfield Renewable Corp., Class A	796	25,090
Crown Holdings, Inc.	545	48,047
Ecolab, Inc.	1,006	155,759
Enphase Energy, Inc.*	469	103,827
First Solar, Inc.*	469	83,294
Graphic Packaging Holding Co.	1,405	33,846
Intel Corp.	5,107	144,324
Microsoft Corp.	605	149,925
NIKE, Inc., Class B	1,414	180,045
O-I Glass, Inc.*	747	14,380
Ormat Technologies, Inc.	259	23,971

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Rockwell Automation, Inc.	532	$150,040
Schneider Electric SE	1,012	163,015
Signify NV	366	13,153
Skyworks Solutions, Inc.	740	81,156
SolarEdge Technologies, Inc.*	257	82,016
Sunrun, Inc.*	946	24,861
Texas Instruments, Inc.	846	149,920
Williams-Sonoma, Inc.(a)	304	41,022
WillScot Mobile Mini Holdings Corp.*	939	45,504
Xylem, Inc.	829	86,224

Total United States		2,221,569

Total Common Stocks
(Cost $5,289,438)		5,074,327
Preferred Stock — 2.6%
Germany - 2.6%
Henkel AG & Co. KGaA, 2.84%
(Cost $146,495)	1,918	136,231

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	13,440	13,440
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	2,599	2,599
Total Short-Term Investments
(Cost $16,039)		16,039

Total Investments — 100.2%
(Cost $5,451,972)		5,226,597
Other Assets and Liabilities, Net — (0.2)%		(9,237)
Net Assets — 100.0%		$5,217,360

		% of
Industry	Value	Net Assets
Information Technology	$1,388,392	26.6%
Industrials	1,314,404	25.2
Materials	762,236	14.6
Utilities	689,560	13.2
Consumer Staples	532,777	10.2
Consumer Discretionary	523,189	10.1
Money Market Funds	16,039	0.3
Total Investments	$5,226,597	100.2%
Other Assets and Liabilities, Net	(9,237)	(0.2)
Total Net Assets	$5,217,360	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $52,713; total market value of collateral held by the Fund was $52,711. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $39,272.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,074,327	$–	$–	$5,074,327
Preferred Stock	136,231	–	–	136,231
Short-Term Investments:
Money Market Funds	16,039	–	–	16,039
Total Investments in Securities	$5,226,597	$–	$–	$5,226,597

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.